Prospectus and Statement of Additional
Information Supplement

December 1, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated December 1, 2023 to the Morgan Stanley Institutional Fund Trust Prospectuses and Statement of Additional Information dated January 27, 2023

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

Dynamic Value Portfolio

Global Strategist Portfolio

High Yield Portfolio

Short Duration Income Portfolio

(the "Funds")

Effective immediately, the Funds, Morgan Stanley Investment Management Inc., the Funds' investment adviser, and Morgan Stanley Distribution, Inc., the Funds' distributor, changed the location of their principal offices. Accordingly, effective immediately, all references to "522 Fifth Avenue, New York, New York 10036" are deleted from the Funds' Prospectuses and Statement of Additional Information and replaced with "1585 Broadway, New York, New York 10036."

Please retain this supplement for future reference.

  IFTCHGEOFFPROSAISPT1 12/23

Prospectus and Statement of Additional
Information Supplement

December 1, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated December 1, 2023 to the Morgan Stanley Institutional Fund Trust Prospectus, dated January 27, 2023, as amended June 29, 2023, and Statement of Additional Information dated January 27, 2023

Discovery Portfolio
(the "Fund")

Effective immediately, the Fund, Morgan Stanley Investment Management Inc., the Fund's investment adviser, and Morgan Stanley Distribution, Inc., the Fund's distributor, changed the location of their principal offices. Accordingly, effective immediately, all references to "522 Fifth Avenue, New York, New York 10036" are deleted from the Fund's Prospectus and Statement of Additional Information and replaced with "1585 Broadway, New York, New York 10036."

Please retain this supplement for future reference.

  IFTDISCCHGEOFFPROSAISPT 12/23

Prospectus and Statement of Additional
Information Supplement

December 1, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated December 1, 2023 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 27, 2023, as amended July 31, 2023, and Statement of Additional Information dated January 27, 2023

Short Duration Municipal Income Portfolio

Ultra-Short Income Portfolio

(the "Funds")

Effective immediately, the Funds, Morgan Stanley Investment Management Inc., the Funds' investment adviser, and Morgan Stanley Distribution, Inc., the Funds' distributor, changed the location of their principal offices. Accordingly, effective immediately, all references to "522 Fifth Avenue, New York, New York 10036" are deleted from the Funds' Prospectus and Statement of Additional Information and replaced with "1585 Broadway, New York, New York 10036."

Please retain this supplement for future reference.

  IFTSDMICHGEOFFPROSAISPT 12/23